SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11. SHAREHOLDERS’ EQUITY

Ordinary shares

The Ordinary shares have no specific rights, preferences or restrictions attached to them.

Deferred shares

Deferred shares have the following properties:

a.	do not entitle their holders to receive any dividend or other distribution;
b.	do not entitle their holders to receive a share certificate in respect of the relevant shareholding;
c.	do not entitle their holders to receive notice of, nor to attend, speak or vote at, any general meeting of the Company;
d.	entitles their holders on a return of capital on a winding up of the Company (but not otherwise) only to the repayment of the amount paid up on that share after payment of the capital paid up on each Ordinary Share in the share capital of the Company and the further payment of £100,000,000 on each ordinary share;
e.	do not entitle their holders to any further participation in the capital, profits or assets of the Company. The Deferred Shares shall not be capable of transfer at any time other than with the prior written consent of the directors of the Company.

A Ordinary shares

The A Ordinary shares ranked equally with all other shares in issue in that on a vote every member has one vote for each share held. The A ordinary shares contain preferential economic rights such that, in the event of a share or asset sale (as defined in the Articles of Association), they provide a return to the holders of the A Ordinary Shares of an amount greater than or equal to 1.5x the price paid by the investors for A Ordinary Shares. The A Ordinary shares have an anti-dilution provision where shares are subsequently issued at a price below £215.00 per share, whereby the existing A Ordinary shareholders receive additional compensation shares in line with the formula set out in the Articles of Association. The A Ordinary shares rank equally with all other shares in issue with respect to dividends.

Immediately prior to the completion of the IPO, 24,693 ordinary shares were issued, under the terms of the Articles of Association to certain shareholders who, prior to the IPO, owned A Ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO. As part of the IPO share issue, the Company re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of the Company on a one for one basis and as such no anti-dilution provisions are included within the issued shares.

Reorganization and IPO

Immediately prior to completion of the IPO, the Company re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of TC BioPharm (Holdings) plc on a one for one basis. Immediately prior to the completion of the offering, a further 24,693 ordinary shares were issued, under the terms of the Articles of Association to certain shareholders who, prior to the IPO, owned A ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO. The fair value of the shares issued was £3.8 million.

On February 10, 2022, the Company issued 16 ADSs representing 63,280 ordinary shares with nominal value of £31,640 and warrants to buy 32 ADSs on conversion of loan notes totaling $13.4 million (£9.9 million).

On February 10, 2022, the Company completed the IPO, listing on Nasdaq, issuing 21 ADSs representing 82,353 ordinary shares with nominal value of £41,176 and warrants to buy 47 ADSs for proceeds before expenses of $17.5 million (£12.8 million). Funding costs of $3.0 million (£2.2 million) including underwriter fees were incurred.

Share Issuances

Between June 7, 2022 and June 8, 2022, the Company issued and sold 58 ADSs representing 230,000 ordinary shares generating proceeds of $4.6 million (£3.7 million) before deductions for offering expenses of approximately $0.8 million (£0.6 million).

On August 9, 2022, Convertible Loan Noteholders with loan notes with a face value of $0.8 million (£0.6 million) agreed to not exercise their right to be repaid and in consideration for this agreement received warrants over 11,678 ordinary shares. In addition, the conversion price of the loan notes was amended to be the lower of (i) the 5-day trailing VWAP of the Company’s ADS calculated as at 31 January 2023 and (ii) $5,000, subject to not being below $2,000.

On August 9, 2022, the Company issued 1 ADSs representing 3,676 ordinary shares and warrants to buy 2 ADSs on conversion of loan notes totaling $0.8 million (£0.7 million).

On November 15, 2022, the Company issued 21 Ordinary shares (number stated prior to the reverse split) for a consideration of $7.565 (£6.362) per share.

On November 24, 2022, the Company issued 3 Ordinary shares for a consideration of $6.51 (£5.41) per share.

On November 27, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) as purchasers. Pursuant to the Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 39 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 329 ADS (the “Pre-Funded Warrants”), Series A purchase warrants to purchase up to 368 ADSs (the “Series A Ordinary Warrants”) and Series B purchase warrants to purchase up to 368 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7.4 million (£6.1 million), excluding any proceeds that may be received upon exercise of the Ordinary Warrants. The purchase price for each ADS and associated Ordinary Warrants is $100 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $99.98.

During January of 2023, the Company issued 329 ADSs (on a post-ratio change basis) or 1,315,000 ordinary shares, par value £0.0001 per share of Company, based on a price per share of £0.0001 on exercise of pre-funded warrants that had been issued in prior financing rounds. As the pre-funded warrants contained a nominal exercise price, the exercise of the pre-funded warrants resulted in nominal proceeds to the Company.

On March 27, 2023, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Investors, pursuant to which the Company agreed to issue and sell an aggregate of 54 ADSs (on a post-ratio change basis), or 215,000 ordinary shares, pre-funded warrants to purchase up to 806 ADS (on a post-ratio change basis) (the “Pre-Funded Warrants”), and Series C purchase warrants to purchase up to 859 ADSs (on a post-ratio change basis) (the “Ordinary Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). In addition, the Company also issued placement agent warrants to purchase 64 ADSs (on a post-ratio change basis). The purchase price for each ADS and associated Ordinary Warrants was $6,400 (on a post-ratio change basis) and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $6,396 (on a post-ratio change basis). The Ordinary Warrants were immediately exercisable, expire five years from the date of issuance and the Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. The total net proceeds from this offering were approximately £4.0 million (or approximately $4.9 million), after deducting estimated offering expenses of approximately £0.5 million.

On March 27, 2023 the Company also agreed that certain existing warrants to purchase up to an aggregate of 700 ADSs (on a post-ratio change basis) of the Company that were previously issued on November 30, 2022, at an exercise price of $20,000 per ADS (on a post-ratio change basis) and expiration dates of May 30, 2025 and May 30, 2028, were amended so that the amended warrants had a reduced exercise price of $7,000 per ADS (on a post-ratio change basis).

On August 30, 2023, the Company entered into an agreement with its Series A and B warrant holders whereby it induced 350 and 350 of the outstanding warrants (on a post-ratio change basis), respectively. In addition, the Company also entered into an agreement with its Series C warrant holders to induce all of the outstanding warrants (859 (on a post-ratio change basis)). The inducement resulted in gross proceeds to the Company of approximately $2.8 million. In order to incentivize the inducement, the Company issued 3,119 Series D warrants (on a post-ratio change basis) to the Series, A, B and C warrant holders. In addition, the Company also issued placement agent warrants to purchase 117 ADSs (on a post-ratio change basis). The Company received aggregate gross proceeds of approximately £2.2 million (approximately $2.8 million) from the exercise of the Existing Warrants by the Holders, before deducting placement agent fees payable by the Company.

On December 18, 2023, the Company entered into a Third Securities Purchase Agreement (the “Third Purchase Agreement”) with a certain institutional investor (the “Investor”) pursuant to which the Company agreed to issue and sell to the Investor in a best-efforts public offering 375 ADSs (on a post-ratio change basis) representing 1,500,000 ordinary shares, pre-funded warrants to purchase up to 8,375 ADS (on a post-ratio change basis) representing 33,500,000 Ordinary Shares (the “Pre-Funded Warrants”), and series E purchase warrants to purchase up to 8,750 ADSs (on a post-ratio change basis) representing 35,000,000 Ordinary Shares (the “Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Warrant was $400 and the purchase price per each Pre-Funded Warrant and associated Warrant was $400. The Warrants are immediately exercisable, will expire five years from the date of issuance and have an exercise price of £316.28 per ADS (on a post-ratio change basis). The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.20 per ADS (on a post-ratio change basis). Additionally, the Company agreed that a certain number of existing warrants to purchase up to an aggregate of 3,119 ADSs (on a post-ratio change basis) of the Company that was previously issued on September 5, 2023, at an exercise price of £1,400 per ADS (on a post-ratio change basis) and an expiration date of March 5, 2029, were amended effective upon the closing of the offering so that the amended warrant will have a reduced exercise price of £316.28 per ADS (on a post-ratio change basis). The Securities Purchase Agreements resulted in gross proceeds of $3.5 million.

During January of 2024, the Company issued 6,990 ADSs (on a post-ratio change basis) or 27,960,000 ordinary shares, based on a price per share of £0.0001 on exercise of pre-funded warrants that had been issued in prior financing rounds. As the pre-funded warrants contained a nominal exercise price, the exercise of the pre-funded warrants resulted in nominal proceeds to the Company.

 On March 8, 2024, the company issued 605 ADSs (on a post-ratio change basis) or 2,421,400 ordinary shares, based on a price per share of £0.0001 on exercise of share options that had been issued to a consultant as part of the consideration for undertaking consulting services. The issued shares options were recognized as non-employee compensation expense in accordance with ASC 718.

On March 11, 2024, the Company issued 119 ADSs (on a post-ratio change basis) or 476,153 ordinary shares of Company to Bryan Kobel, the Chief Executive Officer of the Company following an agreement to convert an aggregate amount of approximately £19,765 (or approximately $24,760) of accrued but unpaid contractual pension benefits owed to him. The issued ADSs were based on a price per ADS equal to the closing price of the Company’s ADSs on the Nasdaq Capital Market on March 7, 2024.

On March 12, 2024, the Company issued 3,119 ADSs (on a post-ratio change basis) representing 12,475,000 ordinary shares of the Company upon exercise of outstanding warrants resulting in gross cash proceeds to the Company of £986,772 (approximately $1,263,000).

On May 6, 2024, the Company entered into a letter agreement (the “Inducement Letter”) with certain holders (the “Holders”) of existing Series E warrants (the “Existing Warrants”) to purchase ordinary shares represented by ADSs of the Company. The Existing Warrants were issued on December 21, 2023 and have an exercise price of £357 per ADS (on a post-ratio change basis). Each ADS represents 4,000 ordinary shares of the Company. Pursuant to the Inducement Letter, the Holders agreed to exercise for cash their Existing Warrants to purchase an aggregate of 8,750 ADSs (on a post-ratio change basis) of the Company for cash and the payment of £19.925 (US$25.00) per new warrant in consideration for the Company’s agreement to issue new Series F warrants to purchase ordinary shares represented by ADSs (the “New Warrants”) to purchase up to 70,000,000 of the Company’s ordinary shares represented by 17,500 ADSs (on a post-ratio change basis) (the “New Warrant ADSs”). The Company received aggregate gross proceeds of approximately £3.1 million from the exercise of the Existing Warrants by the Holders, prior to deducting placement agent fees and estimated offering expenses.

ADS Ratio Changes

On December 15, 2023, the Company changed its ratio of American Depositary Shares (“ADSs”) ordinary shares from one ADS representing one ordinary share to one ADS representing 20 ordinary shares (the “ADS Ratio Change”).

On July 31, 2024, the Company changed its ratio of ADSs ordinary shares from one ADS representing 20 ordinary shares to one ADS representing 200 ordinary shares.

On February 10, 2025, the Company changed its ratio of ADSs ordinary shares from one ADS representing 200 ordinary shares to one ADS representing 4,000 ordinary shares.

As a result of the ratio changes noted above, all references in these consolidated financial statements and accompanying notes to units of ordinary shares underlying ADSs are reflective of the ratio changes for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.